Nature of the Business and Basis of Presentation - Proposed Merger and Subscription Agreement (Details) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Aug. 31, 2021 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price of share			$ 11.50
Evolv Technologies Holdings, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange Ratio	0.382	0.378
Evolv Technologies Holdings, Inc. | Subscription Agreements
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares agreed to sell | shares		30,000,000
Purchase price of share		$ 10.00
Aggregate purchase price | $		$ 300.0